Risk Management and Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Risk Management and Derivative Instruments

Note 5. Risk Management and Derivative Instruments

We have entered into certain derivative arrangements with respect to portions of our oil and natural gas production to reduce our sensitivity to volatile commodity prices. None of our derivative instruments are designated as cash flow hedges. We believe that these derivative arrangements, although not free of risk, allow us to achieve more predictable cash flows and to reduce exposure to commodity price fluctuations. However, derivative arrangements limit the benefit of increases in the prices of oil and natural gas sales. Moreover, our derivative arrangements apply only to a portion of our production and provide only partial protection against declines in commodity prices. Such arrangements may expose us to risk of financial loss in certain circumstances. We continuously reevaluate our risk management program in light of changes in production, market conditions, commodity price forecasts, capital spending, interest rate forecasts and debt service requirements.

Commodity Derivatives

We have fixed price commodity swaps, collars and deferred purchased puts to accomplish our hedging strategy. Collars consist of a sold call and a purchased put that establish a ceiling and floor price for expected future oil and natural gas sales. We recognize all derivative instruments at fair value; however, certain of our derivative instruments have a deferred premium. The deferred premium is factored into the fair value measurement and where the Company agrees to defer the premium paid or received until the time of settlement. Cash received on settled derivative positions during the three and six months ended June 30, 2017 is net of deferred premiums of $0.5 million and $0.6 million, respectively.

Derivative instruments are netted when the right to net exists under a master netting agreement, future liabilities and assets correspond to the same commodity type and future cash flows have the same balance sheet current ornon-current classification. We have exposure to financial institutions in the form of derivative transactions. These transactions are with counterparties in the financial services industry, specifically only lenders under our revolving credit facility, which could expose us to credit risk in the event of default of our counterparties. We have master netting agreements for our derivative transactions with our counterparties and although we do not require collateral, we believe our counterparty risk is low because of the credit worthiness of our counterparties. Master netting agreements are used to mitigate risk of loss due to default with counterparties on derivative instruments by providing us and each of our counterparties with rights of set-off upon the occurrence of defined acts of default by either us or our counterparty to a derivative or other financial instrument, whereby the party not in default may set-off all liabilities owed to the defaulting party against all net derivative and other financial asset receivables from the defaulting party. At June 30, 2017 we had net derivative assets of $51.8 million. As a result, had certain counterparties failed completely to perform according to the terms of existing contracts, we would have the right to offset $43.7 million against amounts outstanding under our revolving credit facility, thereby reducing our maximum credit exposure to approximately $8.1 million which was with one counterparty.

See “Note 4—Fair Value Measurements of Financial Instruments” for further information.

The following derivative contracts were in place at June 30, 2017:

	Remainder 2017	2018	2019
Crude Oil Derivative Contracts:
Fixed price swap contracts:
Volume (Bbls)	1,185,971	5,023,163	3,284,623
Weighted-average fixed price	$52.57	$53.29	$53.80
Collar contracts:
Volume (Bbls)	28,240	25,096	—
Weighted-average floor price	$50.00	$50.00	$—
Weighted-average ceiling price	$62.10	$62.10	$—
Put options:
Volume (Bbls)	1,215,036	597,850	410,525
Weighted-average floor price	$55.00	$50.00	$50.00
Weighted-average put premium	$(4.77)	$(5.95)	$(5.95)
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Volume (MMBtu)	4,000,500	11,565,800	9,877,900
Weighted-average fixed price	$3.12	$3.03	$2.81
Collar contracts:
Volume (MMBtu)	2,760,000	—	—
Weighted-average floor price	$3.00	$—	$—
Weighted-average ceiling price	$3.36	$—	$—
Put options:
Volume (MMBtu)	2,971,208	—	—
Weighted-average floor price	$3.40	$—	$—
Weighted-average put premium	$(0.37)	$—	$—

Balance Sheet Presentation

The following table summarizes both: (i) the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the balance sheet and (ii) the net recorded fair value as reflected on the balance sheet at June 30, 2017 and December 31, 2016 (in thousands). There was no cash collateral received or pledged associated with our derivative instruments since the counterparties to our derivative contracts are lenders under our credit agreement.

		Asset Derivatives		Liability Derivatives
Type	Balance Sheet Location	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
Commodity contracts	Short-term derivative instruments	$28,543	$4	$1,173	$14,091
Netting arrangements	Short-term derivative instruments	(351)	(4)	(351)	(4)

Net recorded fair value		$28,192	$—	$822	$14,087

Commodity contacts	Long-term derivative instruments	$24,836	$3	$450	$8,094
Netting arrangements	Long-term derivative instruments	(401)	(3)	(401)	(3)

Net recorded fair value		$24,435	$—	$49	$8,091

(Gains) & Losses on Derivatives

All gains and losses, including changes in the derivative instruments’ fair values, are included as a component of “Other income (expense)” in the Unaudited Statements of Condensed Consolidated and Combined Operations. The following table details the gains and losses related to derivative instruments for the three and six months ending June 30, 2017 and 2016 (in thousands):

	Statements of Operations Location	For the Three Months Ended June 30,		For the Six Months Ended June 30,
		2017	2016	2017	2016
Commodity derivative contracts	(Gain) loss on derivative instruments	$(46,116)	$15,610	$(77,407)	$12,364

Note 5. Risk Management and Derivative and Other Financial Instruments

We have entered into certain derivative arrangements with respect to portions of our oil and natural gas production to reduce our sensitivity to volatile commodity prices. None of our derivative instruments are designated as cash flow hedges. We believe that these derivative arrangements, although not free of risk, allow us to achieve more predictable cash flows and to reduce exposure to commodity price fluctuations. However, derivative arrangements limit the benefit of increases in the prices of oil and natural gas sales. Moreover, our derivative arrangements apply only to a portion of our production and provide only partial protection against declines in commodity prices. Such arrangements may expose us to risk of financial loss in certain circumstances. We continuously reevaluate our risk management program in light of changes in production, market conditions, commodity price forecasts, capital spending, interest rate forecasts and debt service requirements.

Commodity Derivatives

We have fixed price commodity swaps, collars and deferred purchased puts to accomplish our hedging strategy. Collars consist of a sold call and a purchased put that establishes a ceiling and floor price for expected future oil and natural gas sales. Derivative instruments are netted when the right to net exists under a master netting agreement, future liabilities and assets correspond to the same commodity type and future cash flows have the same balance sheet current or non-current classification. We have exposure to financial institutions in the form of derivative transactions. These transactions are with counterparties in the financial services industry, specifically with members of our bank group. These transactions could expose us to credit risk in the event of default of our counterparties. We have master netting agreements for our derivative transactions with our counterparties and although we do not require collateral, we believe our counterparty risk is low because of the credit worthiness of our counterparties. See Note 4—“Fair Value Measurements of Financial Instruments” for further information.

The following derivative contracts were in place at December 31, 2016:

	2017	2018	2019
Natural Gas Derivative Contracts:
Fixed price swap contracts:
Volume (MMBtu)	9,029,600	11,565,800	9,877,900
Weighted-average fixed price	$3.15	$3.03	$2.81
Collar contracts:
Volume (MMBtu)	5,520,000	—	—
Weighted-average floor price	$3.00	$—	$—
Weighted-average ceiling price	$3.36	$—	$—
Put options:
Volume (MMBtu)	1,068,350	—	—
Weighted-average floor price	$3.40	$—	$—
Weighted-average put premium	$(0.35)	$—	$—
Crude Oil Derivative Contracts:
Fixed price swap contracts:
Volume (Bbls)	2,146,300	1,638,500	1,381,300
Weighted-average fixed price	$52.90	$53.68	$54.92
Collar contracts:
Volume (Bbls)	60,784	25,096	—
Weighted-average floor price	$50.00	$50.00	$—
Weighted-average ceiling price	$62.10	$62.10	$—
Put options:
Volume (Bbls)	636,400	—	—
Weighted-average floor price	$55.00	$—	$—
Weighted-average put premium	$(4.76)	$—	$—

Balance Sheet Presentation

The following table summarizes both: (i) the gross fair value of derivative instruments by the appropriate balance sheet classification even when the derivative instruments are subject to netting arrangements and qualify for net presentation in the balance sheet and (ii) the net recorded fair value as reflected on the balance sheet at December 31, 2016 and 2015. There was no cash collateral received or pledged associated with our derivative instruments since the counterparties to our derivative contracts are lenders under our collective credit agreements.

		Asset Derivatives		Liability Derivatives
Type	Balance Sheet Location	2016	2015	2016	2015
Commodity contracts	Short-term derivative instruments	$4	$7,108	$14,091	$32
Netting arrangements	Short-term derivative instruments	(4)	(32)	(4)	(32)

Net recorded fair value		$—	$7,076	$14,087	$—

Commodity contacts	Long-term derivative instruments	$3	$2,656	$8,094	$216
Netting arrangements	Long-term derivative instruments	(3)	(216)	(3)	(216)

Net recorded fair value		$—	$2,440	$8,091	$—

(Gains) & Losses on Derivatives

All gains and losses, including changes in the derivative instruments’ fair values, are included as a component of “Other income (expense)” in the Statements of Combined and Consolidated Financial Statements. The following table details the gains and losses related to derivative instruments for the years ending December 31, 2016, 2015 and 2014:

	Statements of Operations Location	For the Year Ended December 31,
		2016	2015	2014
Commodity derivative contracts	(Gain) loss on commodity derivatives	$26,771	$(13,854)	$(6,514)